Putnam Investments
100 Federal Street
Boston, MA 02110
January 5, 2021

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Putnam Global Health Care Fund (Reg. Nos. (2-75863)(811-03386)) the “Fund”

Ladies and Gentlemen:

                          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above listed Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 52 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 28, 2020.

                          Comments or questions concerning this certificate may be directed to Caitlin Robinson at 1-800-225-2465, ext. 10044.

Very truly yours,

Putnam Global Health Care Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc: Ropes & Gray LLP